Dividends paid and proposed (Details) $ / shares in Units, ₽ in Millions	3 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 RUB (₽)	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 RUB (₽)	Mar. 31, 2020 RUB (₽)
Dividends paid and proposed
Dividends proposed, declared and approved during the period | ₽		₽ 1,012
Final dividend proposed, declared and approved | $	$ 13,667,632
Final dividend proposed, declared and approved (per share)	$ 0.22
Dividends proposed for approval (not recognized as a liability as of March 31)	$ 8,697,584	₽ 643	$ 17,559,633	₽ 1,145
Dividends proposed for approval, per share (not recognized as a liability as of March 31)	$ 0.14		$ 0.28
Dividends payable as of March 31	$ 13,667,632				₽ 1,062
Dividend payable, per share	$ 0.22